INVESTMENTS - Equities (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Equities held, Cost	$ 17,812,704	$ 17,812,704
Equities held, Fair Value	$ 3,408,092	$ 7,474,287
Exploits Discovery Corp.
INVESTMENTS
Equities held, Quantity	13,229,466	13,229,466
Equities held, Cost	$ 8,462,704	$ 8,462,704
Equities held, Fair Value	$ 1,587,536	$ 3,770,398
Labrador Gold Corp.
INVESTMENTS
Equities held, Quantity	12,555,556	12,555,556
Equities held, Cost	$ 8,850,000	$ 8,850,000
Equities held, Fair Value	$ 1,820,556	$ 3,703,889
Long Range Exploration Corporation
INVESTMENTS
Equities held, Quantity	5,000,000	5,000,000
Equities held, Cost	$ 500,000	$ 500,000